Cash and cash equivalents - Schedule of cash and cash equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash CashEquivalents And Short Term Investments [Line Items]
Ending balance	¥ 322,252	$ 44,148	¥ 585,171
Cash [Member]
Cash CashEquivalents And Short Term Investments [Line Items]
Cash	313,604		¥ 585,171
Money Market Funds [Member]
Cash CashEquivalents And Short Term Investments [Line Items]
Money market funds	¥ 8,648